Accounts Receivables - Concessions (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivables - Concessions
Power distribution service concession

	12.31.2021	12.31.2020
Power distribution service concession (10.1)	1,200,708	960,518
Piped gas distribution service concession (10.2)	233,026	189,416
Bonus from the grant of concession agreements under the quota system (10.3)	730,851	671,204
Generation concession agreements (10.4)	102,220	81,202
	2,266,805	1,902,340
Current	5,121	4,515
Noncurrent	2,261,684	1,897,825

10.1	Power distribution service concession

Balance as of January 1, 2020	836,818
Transfers from contract assets (Note 11.1)	86,154
Transfers to intangible assets (Note 19.1)	(99)
Transfers to other receivables (assets held for disposal)	(7,428)
Fair value recognition	45,187
Loss on disposal	(114)
Balance as of December 31, 2020	960,518
Transfers from contract assets (Note 11.1)	125,492
Transfers to intangible assets (Note 19.1)	8,385
Transfers to other receivables (assets held for disposal)	(2,407)
Fair value recognition	108,733
Loss on disposal	(13)
Balance as of December 31, 2021	1,200,708

Power distribution service concession

10.1	Power distribution service concession

Balance as of January 1, 2020	836,818
Transfers from contract assets (Note 11.1)	86,154
Transfers to intangible assets (Note 19.1)	(99)
Transfers to other receivables (assets held for disposal)	(7,428)
Fair value recognition	45,187
Loss on disposal	(114)
Balance as of December 31, 2020	960,518
Transfers from contract assets (Note 11.1)	125,492
Transfers to intangible assets (Note 19.1)	8,385
Transfers to other receivables (assets held for disposal)	(2,407)
Fair value recognition	108,733
Loss on disposal	(13)
Balance as of December 31, 2021	1,200,708

Schedule of power generation concession contract - Generation Concession Agreements

Balance as of January 1, 2020	324,385
Transfers from contract assets (Note 11.2)	7,390
Transfers to intangible assets (Note 19.3)	(154,483)
Fair value recognition	12,154
Loss on disposal	(30)
Balance as of December 31, 2020	189,416
Transfers from contract assets (Note 11.2)	8,310
Transfers to intangible assets (Note 19.3)	1,398
Fair value recognition	33,909
Loss on disposal	(7)
Balance as of December 31, 2021	233,026

10.3	Bonus from the grant of concession agreements under the quota system

Balance as of January 1, 2020	647,984
Transfers to electricity grid use charges - customers	(71,087)
Interest (Note 32.1)	94,307
Balance as of December 31, 2020	671,204
Transfers to electricity grid use charges - customers	(74,835)
Interest (Note 32.1)	134,482
Balance as of December 31, 2021	730,851

On January 5, 2016, Copel GeT entered into a 30-year concession agreement of HPP GPS, in accordance with Law No. 12,783/2013, with payment of the Bonus from the Grant - BO to the Concession Grantor, amounting to R$574,827, as per ANEEL Invitation to Bid 12/2015.

The amount of the bonus for the grant was recognized as a financial asset due to the Copel GeT’s unconditional right to receive the amount paid with inflation adjustment based on IPCA and interest during the concession period.

10.4	Power generation concession contract

Balance as of January 1, 2020	69,182
Remeasurement	1,518
Reversal of impairment (Note 33.4)	10,502
Balance as of December 31, 2020	81,202
Remeasurement	18,414
Reversal of impairment (Note 33.4)	2,604
Balance as of December 31, 2021	102,220

Residual balance refers to the electricity generation assets of HPP GPS and HPP Mourão I. Copel GeT depreciated the plants until 2015, the expiration date of the concessions, and the remaining balances were reclassified to accounts receivable linked to the concession. Although the Granting Authority has not yet disclosed the form of payment of remuneration of the assets, Management’s expectation about indemnification for these assets indicates the recoverability of the recorded balance, based on the remuneration methodology established by ANEEL.

Copel GeT timely manifested to ANEEL its interest in receiving the indemnifiable amount. Formalization of proof of realization of the respective investments to ANEEL occurred on December 17, 2015.

Schedule of power generation concession contract - Generation Concession Agreements

Balance as of January 1, 2020	647,984
Transfers to electricity grid use charges - customers	(71,087)
Interest (Note 32.1)	94,307
Balance as of December 31, 2020	671,204
Transfers to electricity grid use charges - customers	(74,835)
Interest (Note 32.1)	134,482
Balance as of December 31, 2021	730,851

On January 5, 2016, Copel GeT entered into a 30-year concession agreement of HPP GPS, in accordance with Law No. 12,783/2013, with payment of the Bonus from the Grant - BO to the Concession Grantor, amounting to R$574,827, as per ANEEL Invitation to Bid 12/2015.

The amount of the bonus for the grant was recognized as a financial asset due to the Copel GeT’s unconditional right to receive the amount paid with inflation adjustment based on IPCA and interest during the concession period.

10.4	Power generation concession contract

Balance as of January 1, 2020	69,182
Remeasurement	1,518
Reversal of impairment (Note 33.4)	10,502
Balance as of December 31, 2020	81,202
Remeasurement	18,414
Reversal of impairment (Note 33.4)	2,604
Balance as of December 31, 2021	102,220

Residual balance refers to the electricity generation assets of HPP GPS and HPP Mourão I. Copel GeT depreciated the plants until 2015, the expiration date of the concessions, and the remaining balances were reclassified to accounts receivable linked to the concession. Although the Granting Authority has not yet disclosed the form of payment of remuneration of the assets, Management’s expectation about indemnification for these assets indicates the recoverability of the recorded balance, based on the remuneration methodology established by ANEEL.

Copel GeT timely manifested to ANEEL its interest in receiving the indemnifiable amount. Formalization of proof of realization of the respective investments to ANEEL occurred on December 17, 2015.

Schedule of power generation concession contract - Generation Concession Agreements

Balance as of January 1, 2020	69,182
Remeasurement	1,518
Reversal of impairment (Note 33.4)	10,502
Balance as of December 31, 2020	81,202
Remeasurement	18,414
Reversal of impairment (Note 33.4)	2,604
Balance as of December 31, 2021	102,220

Residual balance refers to the electricity generation assets of HPP GPS and HPP Mourão I. Copel GeT depreciated the plants until 2015, the expiration date of the concessions, and the remaining balances were reclassified to accounts receivable linked to the concession. Although the Granting Authority has not yet disclosed the form of payment of remuneration of the assets, Management’s expectation about indemnification for these assets indicates the recoverability of the recorded balance, based on the remuneration methodology established by ANEEL.

Copel GeT timely manifested to ANEEL its interest in receiving the indemnifiable amount. Formalization of proof of realization of the respective investments to ANEEL occurred on December 17, 2015.